Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 229,788,742	$ 229,884,479
Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	6,605,462	630,224
Convertible Promissory Notes – Related Party	$ 480,400